Commitments and contingencies (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 37,207
Less than 1 year	10,395
1 to 3 years	18,912
3 to 5 years	7,900
More than 5 years	€ 0